RISK MANAGEMENT	6 Months Ended	9 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
12.	RISK MANAGEMENT

The Company’s cash balances are maintained in two banks in Canada and a Canadian Bank subsidiary in the US. Deposits held in banks in Canada are insured up to $100,000 CAD per depositor for each bank by The Canada Deposit Insurance Corporation, a federal crown corporation. Actual balances at times may exceed these limits.

Interest Rate Risk

Interest rate risk is the risk that the value of a financial instrument might be adversely affected by a change in the interest rates. The Company settled its loans payable and convertible secured promissory note; therefore, it retains minimal exposure to fluctuations in the market interest rate. In seeking to minimize the risks from interest rate fluctuations, the Company manages exposure through its normal operating and financing activities.

Liquidity Risk

Liquidity risk is the risk that the Company will incur difficulties meeting its financial obligations as they are due. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when due. Accounts payable and accrued liabilities are due within the current operating period.

The Company has funded its operations through the issuance of capital stock, convertible debt and loans in addition to grants and investment tax credits received from the Government of Canada.

Based on management’s assessment of the Company’s cash flow needs, management believes the Company has sufficient cash to sustain operations for an additional 12 month period.

12.	RISK MANAGEMENT

The Company’s cash balances are maintained in various banks in Canada. Deposits held in banks in Canada are insured up to $100,000 CAD per depositor for each bank by The Canada Deposit Insurance Corporation, a federal crown corporation. Actual balances at times may exceed these limits.

Interest Rate Risk

Interest rate risk is the risk that the value of a financial instrument might be adversely affected by a change in the interest rates. The Company settled its loans payable and convertible secured promissory note; therefore, it retains minimal exposure to fluctuations in the market interest rate. In seeking to minimize the risks from interest rate fluctuations, the Company manages exposure through its normal operating and financing activities.

Liquidity Risk

Liquidity risk is the risk that the Company will incur difficulties meeting its financial obligations as they are due. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when due. Accounts payable and accrued liabilities are due within the current operating period.

The Company has funded its operations through the issuance of capital stock, convertible debt and loans in addition to grants and investment tax credits received from the Government of Canada.

During the nine months ended December 31, 2014, the Company raised gross proceeds of $2,616,062 from issuances of common shares and raised $228,875 from the exercise of options. The future of the Company is dependent upon its ability to obtain financing and upon achieving profitable operations. Subsequent to period end the Company raised approximately $10,363,000 concurrent with a transaction with Drywave Technologies Inc. (“Drywave”), a U.S public company, see Note 13(c). While the Company has been successful in securing such financing in the past, there is no assurance that it will be able to do so in the future.

Based on management’s assessment of the Company’s cash flow, and the financing completed subsequent to period end (Note 13(c)), management believes the Company has sufficient cash to sustain operations for an additional 12 month period.